Transition To IFRS - Schedule of reconciliation of statement of income (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transition to IFRS [line items]
Loan and other Receivables Loss Provisions			$ (7,293,856)
Fee Income		$ 23,264,260	25,398,461
Fee-related Expenses		(3,026,097)	(3,252,835)
Administrative Expenses		(16,079,154)	(14,423,557)
Income (Loss) from Insurance Business		2,869,319	3,314,912
Interest Income		78,273,788	54,693,722
Interest-related Expenses		(44,910,325)	(24,819,687)
Fee Income			25,398,461
Fee-related Expenses			(3,252,835)
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss		17,352,718	8,461,338
Gold and Foreign Currency Quotation Differences		3,777,071	3,478,861
Other Operating Income		11,571,913	8,996,632
Personnel Expenses		(17,026,247)	(17,088,672)
Depreciation and Impairment of Assets		(1,651,975)	(1,439,440)
Loss on net monetary position		(18,063,668)	(6,823,296)
Other Operating Expenses		(16,899,065)	(14,605,226)
Share of profit from Associates and Joint Ventures			321,182
Income Tax from Continuing Operations		(6,912,526)	(7,319,027)
Income from Discontinued Operations		(259,756)	0
Income Tax from Discontinued Operations		(31,675)	(321,760)
Net (Loss) / Income for the Year		(3,829,507)	7,277,752
Other Comprehensive Income (Loss)		(87,485)	(434,732)
Total Comprehensive Income (Loss)		(3,916,992)	6,843,020
Total Comprehensive Income Attributable to owners of the Parent		(3,553,307)	6,358,856
Total Comprehensive Income (Loss) Attributable to Non-controlling Interests		$ (363,685)	484,164
Previously stated [member]
Disclosure of transition to IFRS [line items]
Financial Income			66,765,368
Financial Expenses			(30,038,123)
Loan and other Receivables Loss Provisions			(7,684,942)
Fee Income			31,157,030
Fee-related Expenses			(9,785,476)
Administrative Expenses			(33,945,130)
Income (Loss) from Insurance Business			3,126,248
Non-controlling Interest			(924,564)
Miscellaneous Income			2,391,176
Miscellaneous Losses			(1,447,703)
Income Tax from Continuing Operations			(7,315,790)
Income from Discontinued Operations			0
Net (Loss) / Income for the Year			12,298,094
Total Comprehensive Income Attributable to owners of the Parent			12,298,094
Reclassification upon adoption of IFRS 9 [member]
Disclosure of transition to IFRS [line items]
Financial Income			(66,765,368)
Financial Expenses			30,038,123
Loan and other Receivables Loss Provisions			(18,664)
Fee Income			(31,157,030)
Fee-related Expenses			9,785,476
Administrative Expenses			18,221,381
Income (Loss) from Insurance Business			(90,404)
Non-controlling Interest			924,558
Miscellaneous Income			(2,391,176)
Miscellaneous Losses			1,439,371
Interest Income			56,563,258
Interest-related Expenses			(24,268,734)
Fee Income			11,655,852
Fee-related Expenses			(3,743,746)
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss			7,180,403
Gold and Foreign Currency Quotation Differences			3,161,203
Other Operating Income			21,442,293
Personnel Expenses			(16,672,435)
Depreciation and Impairment of Assets			(1,554,602)
Other Operating Expenses			(13,129,147)
Share of profit from Associates and Joint Ventures			291,445
Income Tax from Continuing Operations			32,824
Income from Discontinued Operations			0
Net (Loss) / Income for the Year			944,881
Total Comprehensive Income (Loss) Attributable to Non-controlling Interests			944,881
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of transition to IFRS [line items]
Loan and other Receivables Loss Provisions			409,750
Administrative Expenses			1,300,192
Income (Loss) from Insurance Business			279,068
Non-controlling Interest			6
Miscellaneous Losses			8,332
Interest Income			(1,869,536)
Interest-related Expenses			(550,953)
Fee Income			13,742,609
Fee-related Expenses			490,911
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss			1,280,935
Gold and Foreign Currency Quotation Differences			317,658
Other Operating Income			(12,445,661)
Personnel Expenses			(416,237)
Depreciation and Impairment of Assets			115,162
Loss on net monetary position			(6,823,296)
Other Operating Expenses			(1,476,079)
Share of profit from Associates and Joint Ventures	$ 245,148		29,737
Income Tax from Continuing Operations			(36,061)
Income from Discontinued Operations			0
Income Tax from Discontinued Operations			(321,760)
Net (Loss) / Income for the Year			(5,965,223)
Other Comprehensive Income (Loss)			(434,732)
Total Comprehensive Income (Loss)			(434,732)
Total Comprehensive Income Attributable to owners of the Parent			(5,939,238)
Total Comprehensive Income (Loss) Attributable to Non-controlling Interests			$ (460,717)